COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
COMMITMENTS AND CONTINGENCIES
14. COMMITMENTS AND CONTINGENCIES

NOTE 14 - COMMITMENTS AND CONTINGENCIES

Executive Employment Agreements -Gerald Easterling

On April 1, 2015, the Company entered into an employment agreement with Gerald Easterling at the time as the Company’s President, effective as of April 1, 2015 (the “Employment Agreement”).

The Employment Agreement is terminable at will and each provide for a base annual salary of $96,000. In addition, the Employment Agreement provides that the employee is entitled, at the sole and absolute discretion of the Company’s Board of Directors, to receive performance bonuses. Mr. Easterling will also be entitled to certain benefits including health insurance and monthly allowances for cell phone and automobile expenses.

The Employment Agreement provides that in the event the employee is terminated without cause or resigns for good reason (as defined in their Employment Agreement), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary.

The Employment Agreement contains certain restrictive covenants relating to non-competition, non-solicitation of customers and non-solicitation of employees for a period of one year following termination of the employee’s Employment Agreement.

RGA Labs, Inc.

On February 18, 2020, RGA Labs, Inc. (“RGA”) filed suit against the Company in the Illinois Circuit Court (23rd District) alleging that the Company owed RGA money pursuant to a written contract for the design and manufacture of certain water treatment equipment commissioned by the Company. The Company disputed the allegations and has counterclaimed against RGA for additional costs and expenses incurred by the Company in correcting, repairing and retro-fitting the equipment to enable it to work in the Company’s facilities. As a result of RGA’s failure to respond to written discovery served by the Company and failure of RGA to satisfy requirements imposed by an order compelling response, the court issued an order prohibiting RGA from introducing any evidence at the time of trial other than the original agreement between RGA and the Company. Further, the Court sustained the Company’s objection to RGA’s written discovery obviating the Company’s obligation to respond. On August 10, 2021, pursuant to a court order, RGA and the Company participated in a mediation wherein a settlement of all claims was reached. The settlement consisted of the agreement of the Company to pay RGA the sum of $8,000, execution of joint and mutual releases and the execution of a non-competition agreement by RGA and its principals restricting them from competing against the Company in the aquaculture business using electrocoagulation technology. The settlement has not yet been finalized at this time due to the negotiation of the terms and breadth of the non-competition agreement.

Gary Shover

A shareholder of NaturalShrimp Holdings, Inc. (“NSH”), Gary Shover, filed suit against the Company on August 11, 2020 in the Northern District of Texas, Dallas Division, alleging breach of contract for the Company’s failure to exchange common shares of the Company for shares Mr. Shover owns in NSH. The federal District Court for the Northern District of Texas, Dallas Division, has set the claims of Gary Shover against the Company for a hearing scheduled for November 15, 2021. At this hearing, the parties will have the opportunity to present to the Court reasons why the Court should approve the proposed settlement agreed to by all parties.

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Executive Employment Agreements –Gerald Easterling

On April 1, 2015, the Company entered into an employment agreement with Gerald Easterling at the time as the Company’s President, effective as of April 1, 2015 (the “Employment Agreement”).

The Employment Agreement is terminable at will and each provide for a base annual salary of $96,000. In addition, the Employment Agreement provides that the employee is entitled, at the sole and absolute discretion of the Company’s Board of Directors, to receive performance bonuses. Mr. Easterling will also be entitled to certain benefits including health insurance and monthly allowances for cell phone and automobile expenses.

The Employment Agreement provides that in the event the employee is terminated without cause or resigns for good reason (as defined in their Employment Agreement), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary.

The Employment Agreement contains certain restrictive covenants relating to non-competition, non-solicitation of customers and non-solicitation of employees for a period of one year following termination of the employee’s Employment Agreement.

On August 15, 2019, the late Mr. Bill Williams resigned from his position as Chairman of the Board and Chief Executive Officer of the Company, effective August 31, 2019. Mr. Easterling replaced him as the Chief Executive Officer of the Company. On July 15, 2020, the Company issued a promissory note to Ms. Williams in the amount of $383,604 to settle the amounts agreed to in the separation agreement for accrued compensation and debt (see Note 9).

Vista Capital Investments, LLC

On April 30, 2019, a complaint was filed against the Company in the U.S. District Court in Dallas, Texas alleging that the Company breached a provision in a common stock purchase warrant (the “Vista Warrant”) issued by the Company to Vista Capital Investments, LLC (“Vista”). Vista alleged that the Company failed to issue certain shares of the Company’s Common Stock as was required under the terms of the Warrant. Vista sought money damages in the approximate amount of $7,000,000, as well as costs and reimbursement of expenses.

On April 9, 2020, the Company, Vista and David Clark (“Clark”), a principal of Vista, (the “Parties”) entered into a Settlement Agreement and Release (the “Settlement Agreement”) whereby the Company shall (i) pay to Vista the sum of $75,000, which the Company wired on April 10, 2020, and (ii) issue to Vista 17,500,000 shares of the Company’s Common Stock (the “Settlement Shares”). For a period of time equal to 90-days from the date of the settlement, or July 8, 2020, the Company shall have the right, but not the obligation, to purchase back from Vista 8,750,000 of the Settlement Shares at a price equal to the greater of (i) the volume weighted-average trading price of the Company’s common shares over the five preceding trading days prior to the date of the delivery of the Company’s written notice of such repurchase or (ii) $0.02 per share. On May 18, 2020, the Company received $50,000 as consideration for waiving the purchase option on the Settlement Shares, thereby allowing Vista to retain all of the Settlement Shares. The Vista warrants outstanding were also cancelled as part of the Settlement Agreement. The $75,000, as well as the fair market value of the 17,500,000 common shares, which is $560,000 based on the market value of the Company’s common stock on the settlement date of $0.32, was accrued in Accrued expenses on the accompanying March 31, 2020 Balance Sheet and recognized as Loss on Warrant settlement in the fourth quarter of the year ending March 31, 2020.

RGA Labs, Inc.

On February 18, 2020, RGA Labs, Inc. (“RGA”) filed suit against the Company in the Illinois Circuit Court (23rd District) alleging that the Company owed RGA money pursuant to a written contract for the design and manufacture of certain water treatment equipment commissioned by the Company. The Company disputed the allegations and has counterclaimed against RGA for additional costs and expenses incurred by the Company in correcting, repairing and retro-fitting the equipment to enable it to work in the Company’s facilities. As a result of RGA’s failure to respond to written discovery served by the Company and failure of RGA to satisfy requirements imposed by an order compelling response, the court issued an order prohibiting RGA from introducing any evidence at the time of trial other than the original agreement between RGA and the Company. Further, the Court sustained the Company’s objection to RGA’s written discovery obviating the Company’s obligation to respond. The parties are required to mediate the case prior to trial which mediation has not been scheduled at this time.

Gary Shover

A shareholder of NaturalShrimp Holdings, Inc. (“NSH”), Gary Shover, filed suit against the Company on August 11, 2020 in the Northern District of Texas, Dallas Division, alleging breach of contract for the Company’s failure to exchange common shares of the Company for shares Mr. Shover owns in NSH. The Company has filed its answer to the complaint and is seeking to settle the matter with Mr. Shover with the approval of the Federal District Court. A settlement stipulation has been prepared and approved by the parties and has been filed with the Court along with a proposed order. After a conference call between counsel for the parties, counsel for the Company agreed to amend the stipulation, motion to approve stipulation and the declarations filed in support of the motion to provide a more detailed statement of fact to assist the court in its determination, although as of the date of this filing, the Company is not aware of the date of such determination.